Investments - Summary of Remeasured the Interest Previously Held at Fair Value (Detail) R$ in Millions	12 Months Ended
Dec. 31, 2018 BRL (R$)
Disclosure of detailed information about investment property [line items]
Gain on remeasurement of previously held equity interest in subsidiaries acquired	R$ (119)
IFRS3ABusiness Combinations [member]
Disclosure of detailed information about investment property [line items]
Fair value on the transaction date	327
Previously held interest at fair value on the acquisition date	160
Carrying value as of acquisition date	80
Gain on remeasurement of previously held equity interest in subsidiaries acquired	80
IFRS3ABusiness Combinations [member] | Parajuru [member]
Disclosure of detailed information about investment property [line items]
Fair value on the transaction date	R$ 146
Previously held interest before the acquisition of control	49.00%
Previously held interest at fair value on the acquisition date	R$ 71
Carrying value as of acquisition date	50
Gain on remeasurement of previously held equity interest in subsidiaries acquired	21
IFRS3ABusiness Combinations [member] | Volta do Rio [member]
Disclosure of detailed information about investment property [line items]
Fair value on the transaction date	R$ 181
Previously held interest before the acquisition of control	49.00%
Previously held interest at fair value on the acquisition date	R$ 89
Carrying value as of acquisition date	30
Gain on remeasurement of previously held equity interest in subsidiaries acquired	R$ 59